Share-Based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments	13. Share-Based Payments
The Company has an equity incentive plan for the employees, key consultants, board members, senior management and key outside advisors (‘’key persons”) of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted stock options and/or restricted stock units and/or performance stock units.
13.1. Stock Options
The stock options are granted to key persons of the Company and its subsidiaries. The stock options may be granted to purchase ordinary shares at an exercise price. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry.
The stock options granted vest, in principle, as follows:
•1/3rd of the total stock options granted will vest on the first anniversary of the granting of the stock options, and
•1/36th of the total stock options granted will vest on the first day of each month following the first anniversary of the granting of the stock options.
Stock options granted to non-executive directors vest on the third anniversary of the date of grant.
Upon leave of the key persons stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the fourth year following the date of grant of those stock options, and in any case no later than the expiration date of the option.
In order to pre-finance the taxes that are paid upon the grant of stock options, Belgian employees have the ability, in exchange for the taxes due upon the grant of the stock options, to transfer the economic benefits related to part of those stock options to a third party. In the year ending December 31, 2025, the economic benefits of 12,951 stock options, for which accelerated vesting applies, were transferred to a third party.
No other conditions are attached to stock options.
The following stock option arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

		Outstanding stock options on December 31,
Expiry date	Exercise price per stock options (in $)¹⁾	2025	2024	2023
2024	$2.87	—	—	3,308
2024	4.64	—	—	532
2024	8.43	—	—	81,500
2025	13.44	—	400	1,600
2025	11.13	—	78,690	99,326
2026	13.48	75,643	93,378	97,972
2026	13.37	10,000	14,000	24,400
2026	16.61	95,749	103,859	111,811
2027	21.63	31,646	35,046	38,434
2027	24.87	136,705	152,085	225,852
2028	94.96	6,670	7,370	13,890
2028	101.43	187,281	190,011	225,457
2024	133.35	—	—	26,171
2029	133.35	33,513	44,158	71,573
2024	159.51	—	—	104,176
2029	159.51	251,019	275,154	370,566
2025	140.45	—	3,758	16,712
2030	140.45	18,291	30,675	50,801
2025	230.48	—	7,926	126,331
2030	230.48	69,359	79,691	160,677
2025	235.26	—	5,629	31,424
2030	235.26	31,388	47,908	78,534
2025	290.93	—	90,425	202,205
2030	290.93	246,192	351,911	559,173
2026	275.42	9,413	23,491	23,491
2031	275.42	8,820	19,486	27,201
2026	299.74	22,733	59,527	59,626
2031	299.74	38,475	96,888	128,600
2026	304.91	5,085	45,044	45,228
2031	304.91	24,697	39,359	62,138
2025	363.31	—	—	16,000

		Outstanding stock options on December 31,
Expiry date	Exercise price per stock options (in $)¹⁾	2025	2024	2023
2026	363.31	47,559	80,179	80,425
2031	363.31	124,043	169,196	226,520
2027	331.94	13,876	13,876	13,957
2032	331.94	19,412	34,773	58,255
2027	420.06	57,024	57,118	58,091
2032	420.06	104,811	144,505	192,291
2027	432.99	13,764	13,764	13,764
2032	432.99	41,692	56,820	73,288
2027	422.53	134,492	134,748	136,459
2032	422.53	179,832	249,755	347,765
2028	400.32	15,014	15,014	15,014
2033	400.32	28,285	36,065	43,856
2028	417.60	120,517	121,071	127,490
2033	417.60	318,762	415,859	495,821
2028	541.21	2,173	2,235	2,235
2033	541.21	43,035	56,782	69,704
2028	350.97	6,043	6,043	—
2033	350.97	43,405	61,806	79,305
2029	430.17	3,202	3,291	—
2034	430.17	27,767	37,642	—
2029	489.27	87,700	88,157	—
2034	489.27	454,081	553,251	—
2029	562.47	6,023	6,023	—
2034	562.47	23,579	26,622	—
2029	699.60	2,079	2,137	—
2034	699.60	15,737	18,159	—
2030	648.60	3,763	—	—
2035	648.60	16,453	—	—
2030	563.18	64,565	—	—
2035	563.18	513,390	—	—
2030	718.16	1,519	—	—
2035	718.16	29,243	—	—
2030–2035²⁾	$837.78	17,595	—	—
		3,883,114	4,300,760	5,118,949
1)Amounts have been converted to USD at the closing rate as of December 31, 2025.
2)In December 2025, the Company granted stock options for which the Belgian taxed beneficiaries had a 60-day period to choose between a contractual term of five or ten years.

	2025		2024		2023
	Number of stock options	Weighted average exercise price¹⁾	Number of stock options	Weighted average exercise price¹⁾	Number of stock options	Weighted average exercise price¹⁾
Outstanding as of January 1	4,300,760	$283.29	5,118,949	$255.41	5,511,767	$205.02
Granted	663,301	580.41	756,234	451.63	844,011	395.92
Exercised	(986,507)	296.31	(1,478,225)	206.43	(1,137,439)	142.31
Forfeited	(94,440)	481.03	(96,198)	367.18	(99,390)	356.57
Outstanding as of December 31	3,883,114	366.90	4,300,760	283.29	5,118,949	255.41
Exercisable as of December 31	2,340,218	$275.83	2,492,709	$203.36	3,030,486	$179.22
1) Amounts have been converted to USD at the closing rate of the respective period.
The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2025 was $754.00, compared to $498.58 during the year ended December 31, 2024 and $456.80 during the year ended
December 31, 2023. The weighted average remaining contractual life of the stock options outstanding amounted to 5.68 years on December 31, 2025 compared to 5.89 years on December 31, 2024 and 5.90 years on December 31, 2023. The table below shows the weighted average remaining contractual life for each range of exercise price:

Exercise price (in $)	Outstanding on December 31, 2025	Weighted average remaining contractual life (in years)
13.37 - 16.61	181,392	0.69
21.63 - 24.87	168,351	1.87
94.96 - 101.43	193,951	2.96
133.35 - 159.51	284,532	3.92
140.45 - 290.93	365,230	4.82
275.42 - 363.31	280,825	4.30
331.94 - 432.99	564,903	4.84
350.97 - 541.21	577,234	6.30
430.17 - 699.60	620,168	7.71
563.18 - 837.78	646,528	8.98
The fair market value of the stock options has been determined based on the Black-Scholes model using the following unobservable assumptions:
•The expected volatility, determined on the basis of the implied volatility of the share price over the expected life of the option.
•The expected option life, calculated as the estimated duration until exercise, taking into account the specific features of the plans.
Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2025:

Stock options granted in	March 2025	June 2025	September 2025	December 2025¹⁾
Number of options granted	21,469	593,475	30,762	17,595
Average Fair value of options (in $)²⁾	$147.95 - 194.55	$177.33 - 308.47	$249.21 - 446.49	$324.22
Share price (in $)²⁾	$547.67 - 584.66	$550.61 - 707.89	$724.65 - 918.62	$842.24
Exercise price (in $)²⁾	$596.99	$561.74	$717.61	$837.78
Expected volatility	32.61 - 33.43%	30.54 - 31.61%	33.16 - 37.48%	38.22%
Average Expected option life (in years)	4.33 - 6.52	4.16 - 6.35	4.02 - 6.22	5.34
Risk‑free interest rate	1.91 - 2.43%	2.02 - 2.37%	2.09 - 2.26%	2.35%
Expected dividends	—%	—%	—%	—%
1)In December 2025, the Company granted a total of 17,595 stock options of which 1,833 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of five or ten years. The expected option life ranges between 3.88 and 6.07 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total difference in fair value of the grant to Belgian taxed beneficiaries would not be material irrespective of 100%
of the stock options of Belgian taxed beneficiaries with a contractual term of five years or ten years.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.
Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2024:

Stock options granted in	April 2024	June 2024	September 2024	December 2024¹⁾
Number of options granted	42,243	660,166	33,529	20,296
Average Fair value of options (in $)²⁾	$112.14 - 156.49	$158.50 - 215.16	$188.85 - 298.99	$170.44 - 220.99
Share price (in $)²⁾	$365.56 - 396.30	$437.41 - 492.86	$543.68 - 656.53	$620.43
Exercise price (in $)²⁾	$396.30	$445.76	$535.95	$618.56
Expected volatility	35.53 - 39.04%	35.17 - 36.16%	33.33 - 35.61%	31.55 - 34.46%
Average Expected option life (in years)	4.30 - 6.49	4.16 - 6.35	4.05 - 6.24	3.88 - 6.07
Risk‑free interest rate	2.66 - 3.02%	2.48 - 2.87%	2.06 - 2.24%	1.97 - 2.25%
Expected dividends	—%	—%	—%	—%
1)In December 2024, the Company granted a total of 20,296 stock options. Belgian beneficiaries could choose between a contractual term of five or ten years impacting the parameters used in determination of the fair value of the grant. Once the acceptance period of 60 days had passed in which the beneficiaries made a choice between a contractual term of five or ten years years, the parameters and fair value used in the financial year ending December 31, 2024 were  reassessed.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.
Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2023:

Stock options granted in	April 2023	July 2023	October 2023	December 2023
Number of options granted	61,056	629,121	74,529	79,305
Average Fair value of options (in $)¹⁾	$158.21 - 196.18	$176.44 - 271.59	$123.94 - 209.04	$161.88 - 200.55
Share price (in $)¹⁾	$361.64 - 401.21	$380.81 - 521.19	$439.42 - 491.75	$371.36 - 403.77
Exercise price (in $)¹⁾	$370.34	$387.35	$485.01	$329.26
Expected volatility	41.00 - 42.18%	36.22 - 43.99%	35.35 - 36.67%	36.21 - 38.64%
Average Expected option life (in years)	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50
Risk‑free interest rate	2.96 - 3.14%	2.90 - 3.03%	2.80 - 3.44%	2.40 - 2.81%
Expected dividends	—%	—%	—%	—%
1)Amounts have been converted to USD at the applicable rate prevailing at the grant date.
The total share-based payment expense related to stock options recognized in the consolidated statements of profit or loss totaled $128 million for the year ended December 31, 2025, compared to $147 million for the year ended
December 31, 2024 and $164 million for the year ended December 31, 2023.
13.2. Restricted Stock Units (RSUs)
The RSUs are granted to key persons of the Company and its subsidiaries. The RSUs have been granted free of charge.
Each employee’s RSUs converts into one ordinary share of the Company upon vesting. The RSUs carry neither rights to dividends nor voting rights. RSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of RSUs is based on the closing sale price of the Company’s common stock on the day prior to the date of issuance. RSUs vest over a period of four years with 1/4th of the total grant vesting at each anniversary of the date of grant.
RSUs granted to non-executive directors prior to the year ended December 31, 2024 vest over a period of four years with
1/4th of the total grant vesting at each anniversary of the date of grant. RSUs granted to non-executive directors as from the year ended December 31, 2024 vest at the one year anniversary of the grant and are subject to a holding period of three years after vesting. The Company has assessed a reduction in fair value associated to RSUs subject to a holding period.
The following restricted stock units arrangements were in existence during the current and prior years:

	2025		2024		2023
	Number of RSUs	Weighted average Grant Date Fair Value1)	Number of RSUs	Weighted average Grant Date Fair Value1)	Number of RSUs	Weighted average Grant Date Fair Value1)
Non-vested units on January 1	615,360	$403.29	442,322	$375.89	385,280	$387.20
Granted	234,845	597.86	349,521	454.57	192,237	396.22
Vested	(218,488)	433.33	(140,667)	344.68	(105,678)	353
Forfeited	(47,064)	472.60	(35,816)	374.10	(29,517)	358.49
Non-vested units on December 31	584,653	$499.68	615,360	$403.29	442,322	$375.89
1)Amounts have been converted to USD at the closing rate of the respective period.
The total share-based payment expense related to RSUs recognized in the consolidated statements of profit or loss totaled $115 million for the year ended December 31, 2025 compared to $88 million for the year ended December 31,
2024 and $69 million for the year ended December 31, 2023.
13.3. Performance Stock Units (PSUs)
The PSUs are granted to key persons of the Company and its subsidiaries. The PSUs have been granted free of charge.
Each employee’s PSUs converts into one ordinary share of the Company upon vesting. The PSUs carry neither rights to dividends nor voting rights. PSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of PSUs is based on the closing sale price of our Company’s common stock on the day prior to the date of issuance. PSUs vest at the end of their three years performance period. Pay-out levels depend upon the achievement of performance measures, subject to threshold, target and maximum levels as determined by the Board. PSUs have a maximum upside payout opportunity of 150% of target.
The Company granted 30,360 units of PSUs on June 30, 2025.

	2025
	Number of PSUs	Weighted average Grant Date Fair Value1)
Non-vested units on January 1	—	$—
Granted	30,360	563.18
Vested	—	–
Forfeited	—	—
Non-vested units on December 31	30,360	$563.18
1)Amounts have been converted to USD at the closing rate of the respective period.
This was the first grant of PSUs by the Company, there are therefore no comparable periods.
The total share-based payment expense related to PSUs recognized in the consolidated statements of profit or loss totaled
$6 million for the year ended December 31, 2025.